REVENUES AND CONTRACT ACCOUNTING (Details -Disaggregated Revenue) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 2,644,288	$ 1,439,316	$ 15,012,366	$ 8,259,917
Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			11,190,292	5,999,136
Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	816,524	656,047	3,822,074	2,260,781
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,827,764	652,080	11,190,292	5,518,004
Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	588,869	656,047	3,108,114	2,257,601
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue				131,537
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue				3,180
Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	227,655	131,189	713,960	349,595
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,376,449	1,007,273	13,710,777	6,883,670
Rail [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			10,789,693	5,255,491
Rail [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	548,685	486,616	2,921,084	1,628,179
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,827,764	520,657	10,789,693	5,255,491
Rail [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	548,685	486,616	2,921,084	1,628,179
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	28,831	17,300	115,443	213,517
Commercial [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			9,297	27,831
Commercial [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	28,831	17,798	106,146	185,686
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue		(498)	9,297	27,831
Commercial [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	28,831	17,798	106,146	185,686
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue				(867)
Petrochemical [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				(867)
Petrochemical [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue				(867)
Petrochemical [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,353	152,142	237,414	314,030
Governments [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			156,530	233,145
Governments [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,353	20,221	80,884	80,885
Governments [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue		131,921	156,530	233,145
Governments [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,353	20,221	80,884	80,885
Governments [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking Other [Member]
Disaggregation of Revenue [Line Items]
Revenue				23,340
Banking Other [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				1,537
Banking Other [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				21,803
Banking Other [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue				1,537
Banking Other [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue				21,803
Banking Other [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking Other [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking Other [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
It Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue				134,717
It Suppliers [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				131,537
It Suppliers [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				3,180
It Suppliers [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
It Suppliers [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
It Suppliers [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue				131,537
It Suppliers [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue				3,180
It Suppliers [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
A I [Member]
Disaggregation of Revenue [Line Items]
Revenue			948,732	691,510
A I [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			234,772	349,595
A I [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			713,960	341,915
A I [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue			234,772
A I [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue				341,915
A I [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
A I [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
A I [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue			713,960	349,595
Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	227,655	262,601
Artificial Intelligence [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	227,655	131,412
Artificial Intelligence [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		131,412
Artificial Intelligence [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	227,655	131,189
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,644,288	1,439,316	15,012,366	8,259,917
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,376,449	1,007,273	13,710,777	6,883,670
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	28,831	17,300	115,443	213,517
North America [Member] | Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue				(867)
North America [Member] | Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,353	152,142	237,414	314,030
North America [Member] | Banking Other [Member]
Disaggregation of Revenue [Line Items]
Revenue				23,340
North America [Member] | It Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue				134,717
North America [Member] | A I [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 948,732	$ 691,510
North America [Member] | Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 227,655	$ 262,601